Short-Term Borrowings (Details) - CNY (¥) ¥ in Thousands	1 Months Ended										2 Months Ended
	Dec. 31, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	May 31, 2020	Jun. 30, 2018	Apr. 30, 2020	Aug. 31, 2021
Short-Term Borrowings (Details) [Line Items]
Credit term			1 year				2 years
Loans amount												¥ 1,000
Annual rate percentage			4.25%
Amount withdrew			¥ 1,500
PRC Commercial Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Credit term										1 year
Line of credit amount										¥ 30,000
Interest rate										5.655%
Annual interest rate percentage												5.20%
Xiamen International Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Loans amount							¥ 37,957
PRC Commercial Bank One [Member]
Short-Term Borrowings (Details) [Line Items]
Credit term									1 year
Annual rate percentage								4.50%
Line of credit									¥ 1,500
Amount withdrew								¥ 1,500
China Construction Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Credit term					1 year
Annual rate percentage		4.25%
Line of credit					¥ 519
Amount withdrew		¥ 400
Three Tranches [Member] | PRC Commercial Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Loans amount											¥ 9,000
Annual rate percentage											5.655%
Two Tranches [Member]
Short-Term Borrowings (Details) [Line Items]
Loan agreement, description				the Group entered into a loan agreement with a third party and drew two tranches of loans of RMB 1,000 and RMB 500 with an annual interest rate of 12.24% in March 2021 and May 2021. In June 2021, the Group drew loan of RMB 800 with an annual interest rate of 15%. The Group repaid RMB 750, RMB 291 and RMB 385 in 2021.
Two Tranches [Member] | Xiamen International Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Loans amount	¥ 45,000					¥ 45,000	¥ 90,000
Annual rate percentage	6.80%					6.80%	6.80%
Annual interest rate percentage							6.80%